Document and Entity Information	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Registrant Name	TRINITY BIOTECH PLC
Entity Central Index Key	0000888721
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Entity Address, Address Line One	IDA Business Park
Entity Address, City or Town	Bray, Co. Wicklow
Entity Address, Country	IE